Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other Assets [Abstract]
Equity investment in affiliate	[1]			$ 60,683
Intangible assets	[2]	$ 111,968		27,486
Deferred dry-dock		36,660	[3]	42,536	[3]	$ 49,037
Deferred financing fees		17,286	[3]	19,484	[3]	$ 19,062
Restricted cash	[4]	14,069		14,060
Capital assets		600		3,268
Other		24,348		28,787
Other assets		$ 204,931		$ 196,304

[1]	Equity investment in affiliate In March 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. The Company accounted for its 10.8% investment in GCI using the equity method. As at December 31, 2017, the equity investment of $60,683,000 was comprised of the Company’s capital contribution of $51,406,000 and its cumulative equity income on investment of $9,277,000. On March 13, 2018, the Company acquired the remaining 89.2% (note 3).
[2]	Intangible assets Intangible assets primarily comprises of the fair value of time charter contracts acquired. In connection with the acquisition of GCI on March 13, 2018 (note 3), the Company recognized $100,750,000 for the fair value of time charter contracts. During the year ended December 31, 2018, the Company recorded $16,269,000 of amortization expense related to all acquired contracts. The future amortization expense related to the fair value of all time charter contracts acquired is approximated as follows: 2019 $19,739 2020 19,223 2021 17,658 2022 16,090 2023 12,390 Thereafter 25,199 $110,299
[3]	Deferred charges During the years ended December 31, 2018 and 2017, changes in deferred charges were as follows: Dry-docking Financing fees December 31, 2016 $49,037 $19,062 Costs incurred 8,708 2,554 Amortization expensed (1) (15,209) (2,132) December 31, 2017 $42,536 $19,484 Costs incurred 10,756 27 Amortization expensed (1) (16,632) (2,225) December 31, 2018 $36,660 $17,286 _____________ (1)Amortization of dry-docking costs is included in depreciation and amortization. Amortization of financing fees is included in interest expense and amortization of deferred financing fees, unless it qualifies for capitalization.
[4]	Restricted cash Restricted cash represents amounts required to be set aside by contractual agreement for two of the Company’s capital leases. The restriction will be removed upon termination of the charter agreements.